OTHER CURRENT LIABILITIES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Nonrelated Party
Related Party Transaction [Line Items]
EU ETS allowances payable	$ 10,063	$ 0